UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08035
                                                     ---------

                              AFBA 5STAR FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              ALEXANDRIA, VA 22314
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michael E. Houchins
                            909 N. Washington Street
                              ALEXANDRIA, VA 22314
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 703-706-5942
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                     Date of reporting period: JUNE 30, 2007
                                               -------------

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

AFBA 5STAR
MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
     June 30, 2007

                 SHARES           COMPANY                                                             MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.89%
CONSUMER DISCRETIONARY - 26.02%
                  7,200           Abercrombie & Fitch Co.-Class A                                        $ 525,456
                 10,700           Autoliv, Inc.                                                            608,509
                 12,749           Barnes & Noble, Inc.                                                     490,454
                 10,600           Brunswick Corp.                                                          345,878
                 16,300           Chico's FAS, Inc.*                                                       396,742
                 39,400           Gentex Corp.                                                             775,786
                 10,200           LIFE TIME FITNESS, Inc.*                                                 542,946
                  3,750           Mohawk Industries, Inc.*                                                 377,963
                 13,100           Penn National Gaming, Inc.*                                              787,179
                 20,200           PetSmart, Inc.                                                           655,490
                  7,500           Polo Ralph Lauren Corp.                                                  735,825
                  8,900           Royal Caribbean Cruises Ltd.                                             382,522
                 21,600           The Talbots, Inc.                                                        540,648
                 13,200           Tiffany & Co.                                                            700,392
                 27,600           Urban Outfitters, Inc.*                                                  663,228
                  6,200           Weight Watchers International, Inc.                                      315,208
                  9,800           Williams-Sonoma, Inc.                                                    309,484
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,153,710
CONSUMER STAPLES - 1.62%
                 14,900           Whole Foods Market, Inc.                                                 570,670
-------------------------------------------------------------------------------------------------------------------

FINANCIAL -10.27%
                  9,600           A.G. Edwards, Inc.                                                       811,680
                 30,200           Janus Capital Group, Inc.                                                840,768
                  5,600           Legg Mason, Inc.                                                         550,928
                 19,376           Morningstar, Inc.*                                                       911,156
                  9,600           T. Rowe Price Group, Inc.                                                498,144
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,612,676
HEALTH CARE -  26.05%
                 23,400           Amylin Pharmaceuticals, Inc.*                                            963,144
                 14,600           Barr Pharmaceuticals, Inc.*                                              733,358
                 18,200           Charles River Laboratories International, Inc.*                          939,484
                  8,100           Dade Behring Holdings, Inc.                                              430,272
                 11,200           DENTSPLY International, Inc.                                             428,512
                 25,200           Endo Pharmaceuticals Holdings, Inc.*                                     862,596
                 28,700           IMS Health, Inc.                                                         922,131
                 22,400           Medicis Pharmaceutical Corp.                                             684,096
                 18,900           Pharmaceutical Product Development, Inc.                                 723,303
                 39,200           QIAGEN N.V. *                                                            697,368
                 12,800           Shire PLC (a)                                                            948,864
                 11,400           Sigma-Aldrich Corp.                                                      486,438
                  5,825           Waters Corp.*                                                            345,772
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,165,338

AFBA 5STAR
MID CAP VALUE FUND (continued)
-------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
     June 30, 2007

                 SHARES           COMPANY                                                             MARKET VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
INDUSTRIALS -9.39%
                  9,700           ChoicePoint, Inc.*                                                     $ 411,765
                 19,400           DeVry, Inc.                                                              659,988
                 35,700           Hewitt Associates, Inc.*                                               1,142,400
                 25,850           Iron Mountain, Inc.*                                                     675,461
                 10,100           Monster Worldwide, Inc.*                                                 415,110
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,304,724
INFORMATION TECHNOLOGY - 23.54%
                 32,200           Altera Corp.*                                                            712,585
                 47,400           BEA Systems, Inc.*                                                       648,906
                 17,800           Cadence Design Systems, Inc.*                                            390,888
                 22,600           CheckFree Corp.*                                                         908,520
                 19,500           Citrix Systems, Inc.*                                                    656,565
                  5,800           F5 Networks, Inc. *                                                      467,480
                  9,100           Garmin Ltd.                                                              673,127
                 36,100           Jabil Circuit, Inc.                                                      796,727
                  9,100           KLA-Tencor Corp.                                                         500,045
                 18,000           National Semiconductor Corp.                                             508,860
                 21,000           Novellus Systems, Inc.*                                                  595,770
                 44,100           Red Hat, Inc.*                                                           982,548
                  9,000           SanDisk Corp. *                                                          440,460
-------------------------------------------------------------------------------------------------------------------
                                                                                                         8,282,481

TOTAL COMMON STOCKS                                                                                     34,089,599
-------------------------------------------------------------------------------------------------------------------
(COST $26,725,048)

MONEY MARKET ACCOUNT - 3.74%
              1,316,741     PNC Bank Money Market (b)                                                    1,316,741
-------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                                               1,316,741
-------------------------------------------------------------------------------------------------------------------
(COST $28,741,789)


TOTAL INVESTMENTS - 100.63%                                                                             35,406,340
-------------------------------------------------------------------------------------------------------------------
(COST $2,277,391)

Liabilities in excess of other assets - (0.63%)                                                           (220,438)
                                                                                              ---------------------

TOTAL NET ASSETS - 100.00%                                                                  $           35,185,902
                                                                                              =====================

(a) - American Depository Receipt
(b) - Annualized interest rate on June 30, 2007 was 4.75%.
 *  - Non-income producing security.

AFBA 5STAR
SMALL CAP FUND
------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
    June 30, 2007

SHARES                    COMPANY                                            MARKET VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS - 96.02%
CONSUMER DISCRETIONARY - 28.81%
           111,805       Ameristar Casinos, Inc.                              $ 3,884,106
           224,200       Borders Group, Inc.                                    4,273,252
           106,525       Central Garden & Pet Co.*                              1,305,997
           213,050       Central Garden & Pet Co. - Class A*                    2,499,076
           242,800       Christopher & Banks Corp.                              4,164,020
           147,814       GameStop Corp.*                                        5,779,527
           167,000       Gentex Corp.                                           3,288,230
            25,900       LIFE TIME FITNESS, Inc.*                               1,378,657
           326,000       Lions Gate Entertainment Corp.*                        3,595,780
            63,100       MarineMax, Inc.*                                       1,263,262
            72,700       Orient-Express Hotels Ltd. - Class A                   3,882,180
            81,200       Oxford Industries, Inc.                                3,600,408
           152,200       P.F. Chang's China Bistro, Inc.*                       5,357,440
            82,350       Penn National Gaming, Inc.*                            4,948,412
            68,900       Pool Corp.                                             2,689,167
           137,800       The Knot, Inc.*                                        2,782,182
           148,600       Tuesday Morning Corp.                                  1,836,696
           140,300       Winnebago Industries, Inc.                             4,141,656
           309,900       WMS Industries, Inc.*                                  8,943,714
           129,600       Zale Corp.*                                            3,085,776
------------------------------------------------------------------------------------------
                                                                               72,699,538
FINANCIALS - 5.08%
           106,000       Boston Private Financial Holdings, Inc.                2,848,220
            63,825       MarketAxess Holdings, Inc.*                            1,148,212
             7,900       Morningstar, Inc.*                                       371,497
            72,200       PrivateBankcorp, Inc.                                  2,079,360
            96,450       Raymond James Financial, Inc.                          2,980,305
           114,600       W.P. Stewart & Co., Ltd.                               1,247,994
            51,600       Wilmington Trust Corp.                                 2,141,916
------------------------------------------------------------------------------------------
                                                                               12,817,504
HEALTH CARE  - 24.20%
           299,600       Align Technology, Inc.*                                7,238,336
           253,000       American Medical Systems Holdings, Inc.*               4,564,120
           101,000       AMN Healthcare Services, Inc.*                         2,222,000
           170,050       Amylin Pharmaceuticals, Inc.*                          6,999,258
            73,800       Charles River Laboratories International, Inc.*        3,809,556
            67,800       Covance, Inc.*                                         4,648,368
           236,900       ev3, Inc.*                                             3,998,872
           113,750       Immucor, Inc.*                                         3,181,587
           107,000       InterMune, Inc.*                                       2,775,580
           171,900       Medicis Pharmaceutical Corp. - Class A                 5,249,826
           106,500       Mentor Corp.                                           4,332,420
           169,900       Pharmaceutical Product Development, Inc.               6,502,073
           175,350       PSS World Medical, Inc.*                               3,194,877
            97,500       Wright Medical Group, Inc.*                            2,351,700
------------------------------------------------------------------------------------------
                                                                               61,068,573

AFBA 5STAR
SMALL CAP FUND
------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
    June 30, 2007

SHARES                    COMPANY                                            MARKET VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS - (continued)
INDUSTRIALS - 16.33%
            62,700       Bright Horizons Family Solutions, Inc.*              $ 2,439,657
           464,300       Corinthian Colleges, Inc.*                             7,563,447
           151,400       DeVry, Inc.                                            5,150,628
           146,000       FirstService Corp.*                                    5,258,920
           118,700       Heidrick & Struggles International, Inc.*              6,082,188
            46,000       ITT Educational Services, Inc.*                        5,399,480
           191,500       Korn/Ferry International *                             5,028,790
            32,600       LoopNet, Inc.*                                           760,558
           189,600       Navigant Consulting, Inc.*                             3,518,976
------------------------------------------------------------------------------------------
                                                                               41,202,644
INFORMATION TECHNOLOGY - 21.60%
           207,700       ADTRAN, Inc.                                           5,393,969
           209,100       Cabot Microelectronics Corp.*                          7,420,959
           176,500       Cree, Inc.*                                            4,562,525
           148,000       Dolby Laboratories, Inc.*                              5,240,680
            30,000       Equinex, Inc.*                                         2,744,100
           235,900       Fairchild Semiconductor International, Inc.*           4,557,588
            99,000       FormFactor, Inc.*                                      3,791,700
           109,000       Manhattan Associates, Inc.*                            3,042,190
           307,800       Micrel, Inc.                                           3,915,216
           185,100       MKS Instruments, Inc.*                                 5,127,270
           110,300       National Instruments Corp.                             3,592,471
           226,400       Semtech Corp.*                                         3,923,512
            36,600       Trimble Navigation Ltd.*                               1,178,520
------------------------------------------------------------------------------------------
                                                                               54,490,700

TOTAL COMMON STOCKS                                                           242,278,959
------------------------------------------------------------------------------------------
(COST $187,959,439)

MONEY MARKET ACCOUNT - 7.87%
        19,844,507       PNC Bank Money Market(a)                              19,844,507
------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                     19,844,507
------------------------------------------------------------------------------------------
 (COST $18,211,396)

TOTAL INVESTMENTS - 103.89%                                                   262,123,466
------------------------------------------------------------------------------------------
(COST $211,059,694)

Liabilities in excess of other assets - (3.89%)                                (9,801,720)
                                                                        ------------------

TOTAL NET ASSETS - 100.00%                                            $       252,321,746
                                                                        ==================

 *  - Non-income producing security.
(a) - Annualized interest rate on June 30, 2007 was 4.75%.

AFBA 5STAR
LARGE CAP FUND
--------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007


SHARES                    COMPANY                                        MARKET VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS -- 94.54%
CONSUMER DISCRETIONARY - 13.68%
           1,198          Citadel Broadcasting Corp.                          $ 7,727
           7,000          eBay, Inc.*                                         225,260
           4,300          Harrah's Entertainment, Inc.                        366,618
          12,900          Marriott International, Inc.-Class A                557,796
           5,700          Starwood Hotels & Resorts Worldwide, Inc.           382,299
          15,600          The Walt Disney Co.                                 532,584
          37,300          Time Warner, Inc.                                   784,792
          15,650          Viacom, Inc.*                                       651,509
--------------------------------------------------------------------------------------
                                                                            3,508,585

CONSUMER STAPLES - 7.08%
          19,200          CVS/Caremark Corp.                                  699,840
           5,700          PepsiCo, Inc.                                       369,645
           5,600          Walgreen Co.                                        243,824
          13,100          Whole Foods Market, Inc.                            501,730
--------------------------------------------------------------------------------------
                                                                            1,815,039

FINANCIAL -- 18.93%
           8,500          American Express Co.                                520,030
          16,200          E*trade Financial Corp.*                            357,858
           4,100          Franklin Resources, Inc.                            543,127
           5,000          Legg Mason, Inc.                                    491,900
           9,400          Morgan Stanley                                      788,472
          11,500          Northern Trust Corp.                                738,760
          10,400          Principal Financial Group, Inc.                     606,216
           8,500          T. Rowe Price Group, Inc.                           441,065
           1,700          The Goldman Sachs Group, Inc.                       368,475
--------------------------------------------------------------------------------------
                                                                            4,855,903

HEALTH CARE - 28.00%
          11,200          Abbott Laboratories                                 599,760
          14,800          Baxter International, Inc.                          833,832
          18,000          Bayer AG (a)                                      1,355,400
           5,600          C. R. Bard, Inc.                                    462,728
          11,000          Gilead Sciences, Inc.*                              426,470
           8,900          Medco Health Solutions, Inc.*                       694,111
          26,200          Schering-Plough Corp.                               797,528
          23,100          Teva Pharmaceutical Industries, Ltd. (a)            952,875
          18,500          Wyeth                                             1,060,790
--------------------------------------------------------------------------------------
                                                                            7,183,494

INDUSTRIALS - 5.31%
          12,300          Automatic Data Processing, Inc.                     596,181
           6,900          FedEx Corp.                                         765,693
--------------------------------------------------------------------------------------
                                                                            1,361,874

AFBA 5STAR
LARGE CAP FUND
--------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
June 30, 2007


SHARES                    COMPANY                                        MARKET VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(continued)
INFORMATION  TECHNOLOGY - 21.54%
          25,400          Altera Corp.*                                     $ 562,102
          28,200          Applied Materials, Inc.                             560,334
          16,300          Cisco Systems, Inc.*                                453,955
          47,700          Corning, Inc.*                                    1,218,735
          19,300          Intel Corp.                                         458,568
          16,700          Microsoft Corp.                                     492,149
          25,700          Motorola, Inc.                                      454,890
          21,800          Symantec Corp.*                                     440,360
          16,500          Texas Instruments, Inc.                             620,895
           9,700          Yahoo! Inc.*                                        263,161
--------------------------------------------------------------------------------------
                                                                            5,525,149


TOTAL COMMON STOCKS                                                        24,250,044
--------------------------------------------------------------------------------------
(COST $17,595,597)


MONEY MARKET ACCOUNT -- 5.37%
       1,378,551          PNC Bank Money Market (b)                         1,378,551
--------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                                  1,378,551
--------------------------------------------------------------------------------------
(COST $1,378,551)


TOTAL INVESTMENTS -- 99.91%                                                25,628,595
--------------------------------------------------------------------------------------
(COST $18,974,148)

Other assets in excess of liabilities--0.09%                                   22,574
                                                                      ----------------

TOTAL NET ASSETS -- 100.00%                                              $ 25,651,169
                                                                      ================



(a) American Depository Receipt.
(b) - Annualized interest rate on June 30, 2007 was 4.75%.
*  Non-income producing security.

AFBA 5STAR
USA GLOBAL FUND
---------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007


SHARES                                  COMPANY                                                   MARKET VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.94%
CONSUMER DISCRETIONARY - 11.83%
          41,700                        Gentex Corp.                                                 $ 821,073
           6,200                        Johnson Controls, Inc.                                         717,774
           5,400                        Las Vegas Sands Corp.*                                         412,506
          12,700                        McDonald's Corp.                                               644,652
          12,800                        Tiffany & Co.                                                  679,168
---------------------------------------------------------------------------------------------------------------
                                                                                                     3,275,173

CONSUMER STAPLES - 10.59%
           8,800                        Colgate-Palmolive Co.                                          570,680
           8,300                        Kimberly-Clark Corp.                                           555,187
          11,025                        Procter & Gamble Co.                                           674,620
          10,700                        The Coca-Cola Co.                                              559,717
          10,375                        Wrigley, (Wm.) Jr. Co.                                         573,841
---------------------------------------------------------------------------------------------------------------
                                                                                                     2,934,045

ENERGY - 3.90%
          18,800                        Halliburton Co.                                                648,600
          10,300                        World Fuel Services Corp.                                      433,218
---------------------------------------------------------------------------------------------------------------
                                                                                                     1,081,818

FINANCIALS - 5.74%
          15,000                        AFLAC, Inc.                                                    771,000
          11,700                        American International Group, Inc.                             819,351
---------------------------------------------------------------------------------------------------------------
                                                                                                     1,590,351

HEALTH CARE - 27.20%
          15,400                        Abbott Laboratories                                            824,670
          13,200                        Baxter International, Inc.                                     743,688
           8,800                        DENTSPLY International, Inc.                                   336,688
          31,400                        ev3, Inc.*                                                     530,032
          20,700                        IMS Health, Inc.                                               665,091
           6,400                        Johnson & Johnson                                              394,368
          13,000                        Mentor Corp.                                                   528,840
          40,900                        Schering-Plough Corp.                                        1,244,996
          16,200                        Sigma-Aldrich Corp.                                            691,254
           8,600                        Varian Medical Systems, Inc.*                                  365,586
           4,100                        Waters Corp.*                                                  243,376
          16,800                        Wyeth                                                          963,312
---------------------------------------------------------------------------------------------------------------
                                                                                                     7,531,901

INDUSTRIALS - 7.02%
           3,500                        Expeditors International of Washington, Inc.                   144,550
           8,100                        Getty Images, Inc.*                                            387,261
          14,800                        Heidrick & Struggles International, Inc.*                      758,352
          14,200                        Sotheby's                                                      653,484
---------------------------------------------------------------------------------------------------------------
                                                                                                     1,943,647

AFBA 5STAR
USA GLOBAL FUND
---------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
June 30, 2007


SHARES                                  COMPANY                                                   MARKET VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (continued)
 INFORMATION TECHNOLOGY - 30.66%
          28,530                        Applied Materials, Inc.                                      $ 566,891
           8,000                        Broadcom Corp.*                                                234,000
          16,800                        Cabot Microelectronics Corp.*                                  596,232
          26,700                        Cisco Systems, Inc.*                                           743,595
          15,100                        Dolby Laboratories, Inc.*                                      534,691
          25,100                        Entegris, Inc.*                                                298,188
           9,500                        FormFactor, Inc.*                                              363,850
          22,000                        Integrated Device Technology, Inc.*                            335,940
          30,700                        Intel Corp.                                                    729,432
          27,100                        Jabil Circuit, Inc.                                            598,097
          11,200                        KLA-Tencor Corp.                                               615,440
          22,400                        Microsoft Corp.                                                660,128
          13,900                        Molex, Inc.                                                    417,139
          22,600                        Motorola, Inc.                                                 400,020
          20,500                        National Semiconductor Corp.                                   579,535
          24,400                        Oracle Corp.*                                                  480,924
          15,100                        Red Hat, Inc.*                                                 336,428
---------------------------------------------------------------------------------------------------------------
                                                                                                     8,490,530


TOTAL COMMON STOCKS                                                                                 26,847,465
---------------------------------------------------------------------------------------------------------------
(COST  $18,632,061)


MONEY MARKET ACCOUNT - 3.29%
         910,515                        PNC Bank Money Market(a)                                       910,515
---------------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT                                                                             910,515
---------------------------------------------------------------------------------------------------------------
(COST  $910,515)


TOTAL INVESTMENTS -  100.23%                                                                        27,757,980
---------------------------------------------------------------------------------------------------------------
(COST $19,542,576)

Other liabilities in excess of assets - (0.23%)                                                        (63,872)
                                                                                          ---------------------

TOTAL NET ASSETS - 100.00%                                                                        $ 27,694,108
                                                                                          =====================


*  Non-income producing security.
(a) - Annualized interst rate on June 30, 2007 was 4.75%

AFBA 5STAR
BALANCED FUND
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007

SHARES                COMPANY                                               MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS -- 65.38%
CONSUMER DISCRETIONARY -- 1.41%
          25,000      Eastman Kodak Co.                                        $ 695,750
          25,000      Modine Manufacturing Co.                                   565,000
-----------------------------------------------------------------------------------------
                                                                               1,260,750
CONSUMER STAPLES -- 9.79%
          15,000      Colgate-Palmolive Co.                                      972,750
          35,000      ConAgra Foods, Inc.                                        940,100
          20,000      Costco Wholesale Corp.                                   1,170,400
          15,000      Del Monte Foods Co.                                        182,400
          15,000      General Mills, Inc.                                        876,300
          10,000      Kellogg Co.                                                517,900
           5,000      Kimberly-Clark Corp.                                       334,450
          10,000      PepsiCo, Inc.                                              648,500
          40,000      The Coca-Cola Co.                                        2,092,400
          15,000      Wrigley, (Wm.) Jr. Co.                                     829,650
           5,000      Whole Foods Markets, Inc.                                  191,500
-----------------------------------------------------------------------------------------
                                                                               8,756,350

ENERGY -- 23.10%
          25,000      Anadarko Petroleum Corp.                                 1,299,750
          15,000      Apache Corp.                                             1,223,850
          25,000      BP plc (a)                                               1,803,500
          35,000      Chevron, Corp.                                           2,948,400
          45,000      ConocoPhillips                                           3,532,500
          20,000      Exxon Mobil Corp.                                        1,677,600
          10,000      Frontier Oil Corp.                                         437,700
          15,000      Hess Corp.                                                 884,400
          50,000      Marathon Oil Corp.                                       2,998,000
          35,000      Patterson-UTI Energy, Inc.                                 655,250
          10,000      Schlumberger Ltd.                                          849,400
          20,000      Suncor Energy, Inc.                                      1,798,400
          10,000      Weatherford International Ltd.*                            552,400
-----------------------------------------------------------------------------------------
                                                                              20,661,150

FINANCIAL -- 8.97%
          25,000      The Allstate Corp.                                       1,537,750
          25,000      The Chubb Corp.                                          1,353,500
          26,000      Cincinnati Financial Corp.                               1,128,400
          45,000      Citigroup, Inc.                                          2,308,050
          10,000      JPMorgan Chase & Co.                                       484,500
          10,000      Marshall & Ilsley Corp.                                    476,300
           5,000      Northern Trust Corp.                                       321,200
          10,000      Wilmington Trust Corp.                                     415,100
-----------------------------------------------------------------------------------------
                                                                               8,024,800

AFBA 5STAR
BALANCED FUND (continued)
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007

SHARES OR
FACE AMOUNT           COMPANY                                               MARKET VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS (continued)
HEALTH CARE -- 5.28%
          30,000      Abbott Laboratories                                    $ 1,606,500
          10,000      Baxter International, Inc.                                 563,400
          15,000      Eli Lilly &Co.                                             838,200
          10,000      GlaxoSmithKline plc (a)                                    523,700
          10,000      Johnson & Johnson                                          616,200
          10,000      Wyeth                                                      573,400
-----------------------------------------------------------------------------------------
                                                                               4,721,400

INDUSTRIALS -- 8.70%
          10,000      ALCOA, Inc.                                                405,300
          50,000      General Electric Co.                                     1,914,000
           5,000      ITT Corp.                                                  341,400
          10,000      Lockheed Martin Corp.                                      941,300
          10,000      Northrop Grumman Corp.                                     778,700
          50,000      Pitney Bowes, Inc.                                       2,341,000
          15,000      United Technologies Corp.                                1,063,950
-----------------------------------------------------------------------------------------
                                                                               7,785,650

INFORMATION TECHNOLOGY -- 7.72%
          50,000      Applied Materials, Inc.                                    993,500
         100,000      Intel Corp.                                              2,376,000
         120,000      Microsoft Corp.                                          3,536,400
-----------------------------------------------------------------------------------------
                                                                               6,905,900
UTILITIES --  0.41%
          10,000      OGE Energy Corp.                                           366,500
-----------------------------------------------------------------------------------------


TOTAL COMMON STOCKS                                                           58,482,500
-----------------------------------------------------------------------------------------
(COST $38,893,108)


CORPORATE BONDS - 20.96%
CONSUMER DISCRETIONARY -- 6.76%
     $ 1,000,000      Eastman Kodak Co., 7.25% due 11/15/13                    1,005,000
         100,000      Fisher Communications, Inc., 8.625% due 9/15/14            107,000
       1,000,000      FTD, Inc., 7.75% due 2/15/14                               995,000
       1,500,000      Interface, Inc., 9.50% due 2/1/14                        1,623,750
       1,000,000      Mandalay Resort Group, 7.625% due 7/15/13                  975,000
         200,000      MGM Mirage, Inc., 8.375% due 2/1/11                        205,500
         100,000      Park Place Entertainment, 8.125% due 5/15/11               104,875
       1,000,000      Park Place Entertainment, 8.875% due 9/15/08             1,030,000
-----------------------------------------------------------------------------------------
                                                                               6,046,125

CONSUMER STAPLES -- 3.60%
       1,000,000      Blount, Inc., 8.875% due 8/01/12                         1,015,000
       1,000,000      Elizabeth Arden, Inc., 7.75%, 1/15/14                    1,012,500
       1,200,000      Pilgrims Pride, Corp., 8.375% due 05/01/17               1,194,000
-----------------------------------------------------------------------------------------
                                                                               3,221,500

AFBA 5STAR
BALANCED FUND (continued)
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007

FACE AMOUNT           COMPANY                                               MARKET VALUE
-----------------------------------------------------------------------------------------
CORPORATE BONDS (continued)
ENERGY --1.74%
       $ 200,000      Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c)            $ -
       1,500,000      United Refining Co., 10.50% due 8/15/12                  1,560,000
-----------------------------------------------------------------------------------------
                                                                               1,560,000

HEALTHCARE -- 5.01%
       1,400,000      Carriage Services, Inc., 7.875% due 1/15/15              1,424,500
       1,000,000      Psychiatric Solutions, 7.75% due 7/15/15                   993,750
       2,000,000      Warner Chilcott Corp., 8.75% due 2/1/15                  2,065,000
-----------------------------------------------------------------------------------------
                                                                               4,483,250

INDUSTRIALS -- 2.26%
       1,000,000      Greenbrier Companies, Inc., 8.375% due 5/15/15           1,012,500
       1,000,000      Iron Mountain, Inc., 8.625% due 4/1/13                   1,007,500
         200,000      Williams Communications Group, Inc., 10.875% due 10/1/09 (b) (c) -
-----------------------------------------------------------------------------------------
                                                                               2,020,000

MATERIALS -- 1.59%
       1,300,000      Chaparral Steel Co., 10.00% due 7/15/13                  1,425,125
-----------------------------------------------------------------------------------------


TOTAL CORPORATE BONDS                                                         18,756,000
-----------------------------------------------------------------------------------------
(COST $21,369,853)

CONVERTIBLE CORPORATE BONDS - 4.41%
CONSUMER DISCRETIONARY --2.42%
       1,000,000      Lions Gate Entertainment, 2.9375% due 10/15/24           1,115,000
       1,000,000      Lions Gate Entertainment, 3.625% due 3/15/25             1,046,250
-----------------------------------------------------------------------------------------
                                                                               2,161,250


HEALTHCARE -- 1.99%
       1,300,000      Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11          1,776,125
-----------------------------------------------------------------------------------------


TOTAL CONVERTIBLE CORPORATE BONDS                                              3,937,375
-----------------------------------------------------------------------------------------
(COST $3,300,000)

AFBA 5STAR
BALANCED FUND (continued)
-----------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007


SHARES                COMPANY                                               MARKET VALUE
-----------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT - 10.99%
       9,832,742      PNC Bank Money Market (d)                              $ 9,832,742
-----------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                     9,832,742
-----------------------------------------------------------------------------------------
(COST $9,983,742)

TOTAL INVESTMENTS -  100.00%                                                  91,008,617
-----------------------------------------------------------------------------------------
(COST $73,395,703)

Liabilities in excess of other assets --(1.74%)                               (1,554,327)
                                                                           --------------

TOTAL NET ASSETS - 100.00%                                                  $ 89,454,290
                                                                           ==============


(a) - American Depository Receipt.
(b) - Security in default.
(c) - Security valued at fair value under procedures adapted by the Board of Directors.
(d) - Annualized interest rate on June 30, 2007 was 4.75%.
* - Non-income producing security.

AFBA 5STAR
HIGH YIELD FUND
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007

SHARES OR
FACE AMOUNT               COMPANY                                              MARKET VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS - 0.00%
CONSUMER DISCRETIONARY - 0.00%
                  550     Adelphia 13% PFD Escrow                              $          -
               55,000     Adelphia Recovery Trust                                         -
--------------------------------------------------------------------------------------------
                                                                                          -
TOTAL COMMON STOCKS                                                                       -
--------------------------------------------------------------------------------------------
(COST $50,888)

CONVERTIBLE PREFERRED STOCKS - 3.23%
FINANCIAL - 3.07%
               13,350     Boston Private Financial Corp., 4.875%, 10/01/34          647,475
--------------------------------------------------------------------------------------------


TOTAL CONVERTIBLE PREFERRED STOCKS                                                  647,475
--------------------------------------------------------------------------------------------
(COST $638,782)

CORPORATE BONDS - 65.70%
CONSUMER DISCRETIONARY - 35.28%
              425,000     Central Garden & Pet Co., 9.125% due 2/1/13               439,875
               25,000     Fisher Communications, Inc., 8.625% due 9/15/14            26,750
               25,000     Ford Motor Credit Co., 5.80% due 1/12/09                   24,480
              575,000     Ford Motor Credit Co., 7.375% due 10/28/09                571,076
              200,000     FTD, Inc., 7.75% due 2/15/14                              199,000
              125,000     General Motors Acceptance Corp., 6.875% due 8/28/12       122,295
              100,000     Group 1 Automotive, Inc, 8.25% due 8/15/13                103,750
              235,000     GSC Holdings Corp.,  8.00% due 10/1/12                    246,750
              450,000     Inergy LP, 6.875% due 12/15/14                            428,625
              200,000     Interface, Inc., 9.50% due 2/1/14                         216,000
              325,000     Interface, Inc., 10.375% due 2/1/10                       351,813
              335,000     Isle of Capri Casinos, 7.00% due 3/1/14                   318,669
              100,000     Jarden Corp., 7.50% due 5/1/17                             99,250
              100,000     Las Vegas Sands Corp., 6.375% due 2/15/15                  95,625
               85,000     Mandalay Resort Group, 7.625% due 7/15/13                  85,319
              340,000     Mandalay Resort Group, 10.25% due 8/1/07                  331,500
              125,000     MGM Mirage, Inc., 8.375% due 2/1/11                       128,438
              294,000     Mikohn Gaming Corp., 11.875% due 8/15/08                  292,530
              400,000     Oxford Industries, Inc., 8.875% due 6/1/11                415,000
               85,000     Park Place Entertainment, 8.125% due 5/15/11               87,550
              125,000     Park Place Entertainment, 8.875% due 9/15/08              131,094
              250,000     Penn National Gaming, Inc., 6.75% due 3/1/15              257,500
              325,000     Phillips Van-Heusen, 7.75% due 11/15/23                   339,625
              350,000     Pinnacle Entertainment, 8.25% due 3/15/12                 362,250
              725,000     Rent-A-Center, Inc., 7.50% due 5/1/10                     739,500
              575,000     Royal Caribbean Cruises, 7.50% due 10/15/27               550,095
              100,000     United Auto Group, Inc., 7.75% due 12/15/16 (c)           100,000
--------------------------------------------------------------------------------------------
                                                                                  7,064,359
CONSUMER STAPLES - 3.62%
              100,000     Blount, Inc., 8.875% due 8/1/12                           101,500
              200,000     Elizabeth Arden, Inc., 7.75% due 1/15/14                  202,500
              320,000     Pilgrims Pride Corp., 8.375% due 5/1/17                   318,400
              100,000     Prestige Brands, Inc., 9.25% due 4/15/12                  103,000
              100,000     Purina Mills, Inc., 9.00% due 3/15/10 (a) (b)                   -
--------------------------------------------------------------------------------------------
                                                                                    725,400
ENERGY - 7.67%
              175,000     Eagle Geophysical, Inc., 10.75% due 7/15/08 (a) (b)             -
              460,000     Giant Industries, 8.00% due 5/15/14                       497,858
              350,000     Premcor Refining Group, 7.50% due 6/15/15                 361,163
               50,000     Premcor Refining Group, 9.50% due 2/1/13                   53,245
              600,000     United Refining Co., 10.50% due 8/15/12                   624,000
--------------------------------------------------------------------------------------------
                                                                                  1,536,266
HEALTHCARE - 4.54%
              300,000     Carriage Services, Inc., 7.875% due 1/15/15               305,250
              585,000     Warner Chilcott Corp., 8.75% due 2/1/15                   604,012
--------------------------------------------------------------------------------------------
                                                                                    909,262

AFBA 5STAR
HIGH YIELD FUND (continued)
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007

FACE AMOUNT               COMPANY                                              MARKET VALUE
--------------------------------------------------------------------------------------------
INDUSTRIALS - 11.67%
              625,000     Allied Waste North America, 7.875% due 4/15/13          $ 635,156
              100,000     Allied Waste North America, 9.25% due 9/1/12              105,125
               50,000     American Railcar Industry, 7.50% due 3/1/14 (c)            50,000
              300,000     Education Management LLC, 8.75% due 6/1/14                309,000
              290,000     Greenbrier Companies, Inc., 8.375% due 5/15/15            293,625
              575,000     Iron Mountain, Inc., 7.75% due 1/15/15                    563,500
              300,000     Iron Mountain, Inc., 8.625% due 4/1/13                    302,250
               50,000     Pulte Homes, Inc., 8.125% due 3/1/11                       53,023
               25,000     Transdigm, Inc., 7.75% due 7/15/14 (c)                     25,375
              100,000     Williams Communication Group, Inc., 11.70% due 8/1/08 (a) (b)   -
               50,000     Williams Communication Group, Inc., 11.875% due 8/1/10 (a) (b)  -
--------------------------------------------------------------------------------------------
                                                                                  2,337,054
MATERIALS - 1.42%
               90,000     Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (a)           9,450
              275,000     US Concrete, Inc., 8.375% due 4/1/14                      275,687
--------------------------------------------------------------------------------------------
                                                                                    285,137
TELECOMMUNICATION SERVICES - 1.50%
              280,000     Rodgers Wireless, Inc., 7.50% due 3/15/15                 300,379
--------------------------------------------------------------------------------------------


TOTAL CORPORATE BONDS                                                            13,157,857
--------------------------------------------------------------------------------------------
(COST $12,787,944)

CONVERTIBLE CORPORATE BONDS - 21.28%
CONSUMER DISCRETIONARY - 9.85%
              492,000     Exide Technologies, 2.90% due 12/15/05 (a) (b)                  -
              550,000     Lions Gate Entertainment, 2.9375% due 10/15/24            613,250
              620,000     WMS Industries, 2.75% due 7/15/10                       1,359,350
--------------------------------------------------------------------------------------------
                                                                                  1,972,600

HEALTHCARE - 4.33%
              635,000     Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11           867,569
--------------------------------------------------------------------------------------------

INDUSTRIALS - 3.62%
              735,000     JetBlue Airways Corp., 3.75% due 3/15/35                  724,894
              132,000     OHM Corp., 8.00% due 10/1/06 (a) (b)                           13
--------------------------------------------------------------------------------------------
                                                                                    724,907
INFORMATION TECHNOLOGY - 3.48%
              700,000     Fairchild Semiconductor, Inc., 5.00% due 11/1/08          696,500
--------------------------------------------------------------------------------------------


TOTAL CONVERTIBLE CORPORATE BONDS                                                 4,261,576
--------------------------------------------------------------------------------------------
(COST $3,421,166)

MONEY MARKET ACCOUNT - 8.61%
            1,724,628     PNC Bank Money Market (d)                               1,724,628
--------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                        1,724,628
--------------------------------------------------------------------------------------------
(COST $1,724,628)

TOTAL INVESTMENTS - 98.82%                                                       19,791,536
--------------------------------------------------------------------------------------------
(COST $18,623,408)

Other assets in excess of liabilities  - 1.18%                                      234,996
                                                                  --------------------------

TOTAL NET ASSETS - 100.00%                                                     $ 20,026,532
                                                                  ==========================


--------------------------------------------------------------------------------------------

(a) - Security in default.
(b) - Security valued at fair value under procedures adopted by the Board of Directors.
(c) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) - Annualized interst rate on June 30, 2007 was 4.75%

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND
----------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 2007

SHARES                      COMPANY                                   MARKET VALUE
----------------------------------------------------------------------------------
COMON STOCKS - 95.81%
CONSUMER DISCRETIONARY -- 1.22%
         5,500              eBay, Inc. *                                 $ 176,990
----------------------------------------------------------------------------------

HEALTH CARE -- 37.19%
        11,100              Align Technology, Inc.*                        268,176
         7,900              American Medical Systems Holdings, Inc.*       142,516
         8,000              AMN Healthcare Services, Inc. *                176,000
         5,800              Amylin Pharmaceuticals, Inc.*                  238,728
         4,100              Barr Pharmaceuticals, Inc.*                    205,943
         2,200              Bayer AG (a)                                   165,660
         2,000              C. R. Bard, Inc.                               165,260
         4,300              Charles River Laboratories International, Inc.*221,966
         2,300              Covance, Inc.*                                 157,688
        13,400              ev3, Inc.*                                     226,192
         3,600              Gilead Sciences, Inc. *                        139,572
         8,700              IMS Health, Inc.                               279,531
         5,100              InterMune, Inc. *                              132,294
         9,900              LifeCell Corp. *                               302,346
         7,300              Medicis Pharmaceutical Corp.                   222,942
         5,825              Mentor Corp.                                   236,961
        11,200              Neurometrix, Inc. *                            108,752
        12,200              NxStage  Medical, Inc. *                       157,746
         7,100              Pharmaceutical Product Development, Inc.       271,717
        12,700              QIAGEN N.V. *                                  225,933
         5,700              Schering-Plough Corp.                          173,508
         2,600              Shire PLC (a)                                  192,738
         3,400              Sigma-Aldrich Corp.                            145,078
         4,000              Teva Pharmaceutical Industries, Ltd. (a)       165,000
         9,700              Trinity Biotech plc *                          112,617
         3,700              Varian Medical Systems, Inc.*                  157,287
         2,300              Waters Corp.*                                  136,528
         4,800              Wyeth                                          275,232
-----------------------------------------------------------------------------------
                                                                         5,403,911
INDUSTRIALS --4.90%
         3,900              Capella Education Co.*                         179,517
        11,500              Hewitt Associates, Inc.*                       368,000
         4,000              Monster Worldwide, Inc. *                      164,400
-----------------------------------------------------------------------------------
                                                                           711,917

AFBA 5STAR
SCIENCE & TECHNOLOGY FUND (continued)
-----------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 2006  (unaudited)

SHARES                      COMPANY                                   MARKET VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY -- 52.50%
         8,600              ADTRAN, Inc.                                 $ 223,342
         9,300              Altera Corp.                                   205,809
         8,600              Applied Materials, Inc.                        170,882
        17,100              BEA Systems, Inc.*                             234,099
         5,100              Broadcom Corp. *                               149,175
        10,000              Cabot Microelectronics Corp.*                  354,900
         6,500              Cadence Design Systems, Inc.*                  142,740
         7,200              CheckFree Corp.*                               289,440
         7,075              Cisco Systems, Inc.*                           197,038
         6,100              Citrix Systems, Inc.*                          205,387
        10,700              Corning, Inc.*                                 273,385
         6,900              Cree, Inc.*                                    178,365
         3,600              Dolby Laboratories, Inc.*                      127,476
        11,900              EMC Corp.                                      215,390
        10,100              Entegris, Inc.*                                119,988
         1,700              Equinix, Inc.*                                 155,499
        10,300              Fairchild Semiconductor International, Inc. *  198,996
         1,700              F5 Networks, Inc. *                            137,020
         4,200              FormFactor, Inc.*                              160,860
         7,225              Intel Corp.                                    171,666
        16,200              Jabil Circuit, Inc.                            357,534
         4,500              Manhattan Associates, Inc.*                    125,595
         7,450              Maxim Integrated Products, Inc.                248,905
         5,700              Microsoft Corp.                                167,979
         6,800              MKS Instruments, Inc.*                         188,360
         7,700              Molex, Inc.                                    231,077
        12,100              Motorola, Inc.                                 214,170
         8,600              National Instruments Corp.                     280,102
         7,900              Nokia Oyj (a)                                  222,069
         2,200              Novellus System, Inc. *                         62,414
         8,900              Oracle Corp.*                                  175,419
        10,900              Red Hat, Inc.*                                 242,852
         4,100              SanDisk Corp. *                                200,654
        12,100              Semtech Corp.*                                 209,693
        10,900              Symantec Corp.*                                220,180
         5,600              Texas Instruments, Inc.                        210,728
         5,200              Trimble Navigation, Ltd.*                      167,440
         7,100              Yahoo! Inc. *                                  192,623
-----------------------------------------------------------------------------------
                                                                         7,629,251

TOTAL COMMON STOCKS                                                     13,922,069
-----------------------------------------------------------------------------------
(COST $11,125,616)

MONEY MARKET ACCOUNT -- 5.57%
       809,748              PNC Bank Money Market (b)                      809,748
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT                                                 809,748
-----------------------------------------------------------------------------------
       809,748

TOTAL INVESTMENTS --- 101.38%                                           14,731,817
-----------------------------------------------------------------------------------
  (COST $11,935,364)

Liabilities in excess of other assets -- (1.38%)                          (200,343)
                                                                    ---------------

TOTAL NET ASSETS -- 100.00%                                           $ 14,531,474
                                                                    ===============

(a) American Depository Receipt.
(b) - Annualized interest rate on June 30, 2007 was 4.75%.
*  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this the report, as that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        AFBA 5STAR FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ ROBERT E. MORRISON, JR.
                        --------------------------------------------------------
                           Robert E. Morrison, Jr., President
                           (principal executive officer)

Date AUGUST 17, 2007
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ ROBERT E. MORRISON, JR.
                          ------------------------------------------------------
                          Robert E. Morrison, Jr., President
                          (principal executive officer)

Date AUGUST 17, 2007
     ---------------------------------------------------------------------------

By (Signature and Title)* /S/ MICHAEL E. HOUCHINS
                          ------------------------------------------------------
                          Michael E. Houchins, Chief Financial Officer
                          (principal financial officer)

Date AUGUST 17, 2007
     ---------------------------------------------------------------------------